UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2013

(Unaudited)

Iman Fund

IMAN FUND

January 22, 2014

Dear Shareholders,

Assalamu Alaykum (Greetings of Peace).

We are pleased to report that Iman Fund did well in the six month period ended on November 30, 2013, rising 12.91%.  Iman Fund outperformed the Dow Jones Islamic Market U.S. Index, Dow Jones Islamic Market World Index, the blue chip Dow Jones Industrial Average and the broad S&P 500 Index which rose 12.07%, 10.34%, 7.71%, and 11.91% respectively.

The U.S. stock market posted strong gains in the six month period ending November 30, 2013, reaching new all-time highs.  Investors were encouraged by the U.S. economy’s continued improvement, relatively strong growth in corporate earnings and favorable global liquidity dynamics attributed to accommodative monetary policies worldwide.  However, concerns remained about the overall pace of growth, the relatively high unemployment rate and the direction of fiscal and monetary policies.  News that the Federal Reserve (the “Fed”) might start tapering its asset purchase program shook the market, but investor optimism resumed when the Fed action was limited.  Anxiety over the U.S. debt-ceiling deadline and the budget impasse had the market in flux but then dissipated as these issues were resolved and the markets reached new peaks.

The Fund benefited from greater-than-market exposure to the healthcare and industrial sectors, two of the strongest performing equity sectors during the year.  Lack of exposure to the financial sector (comprising 16.2% of the S&P 500 Index) and to the debt-laden telecommunication services sector, and underweighting the consumer discretionary sector (all did well) detracted from the Fund’s returns.

Individual stock positions that helped performance included: FedEx, Google, Microsoft, Forest Laboratories, Emerson Electric and Home Depot.  Microsoft has raised its dividend eight times since 2004, most recently in September when it announced an increase of 22%.  It currently has a dividend yield of 3.2%, making it an attractive investment.

Looking Forward:
The U.S. economy is growing at a moderate pace, the job market is improving, and consumer wealth is increasing as home prices and stocks trend higher.  Corporate balance sheets and cash flows are robust.  However, there are significant headwinds especially the potential impact of rising interest rates and possible Fed action.  These developments are likely to happen gradually.  In most recoveries, interest rates typically rise as the economy rebounds, and this pattern is expected to recur.  While it is impossible for anyone to have crystal clear signals about the future, we remain optimistic about the long-term prospects for corporate earnings growth and the stock market.

While the stock market is up significantly, valuations are still reasonable.  Earnings and dividends should continue to grow, which should support valuations.  At 2013 year end, the S&P 500 Index traded at 16.7 times forward earnings with a 2.0% dividend yield.  We believe the Fund’s portfolio is well positioned to benefit from long-term global growth opportunities.  Acknowledging that markets can be volatile over the short term, we encourage our shareholders to remain focused on the long term.

We will be sensitive to valuation levels.  We pay special attention to companies that are increasing dividends as well as earnings.  We avoid companies with high yields and no growth, which tend not to do as well when interest rates are rising.  Dividend growth sends a positive message about the company’s earnings and management’s willingness to share profits with investors instead of spending it on mergers and acquisitions, which generally have a less positive track record of benefiting shareholders.

We remain overweighed in the industrial sector.  Industrial equipment and infrastructure firms are likely to benefit from the cycle of increasing corporate spending expected to take place worldwide.  Also, the industrials sector has yet to fully rebound from the market downturn and is likely to grow faster than the overall economy.

IMAN FUND

While we are vigilant in following the markets we are also very focused in adhering to Islamic principles in choosing our investments.  We welcome new shareholders and thank all shareholders for entrusting your hard-earned money with us.  We promise to continue to work hard to maintain your valuable trust.

Bassam Osman
President, Iman Fund

Past performance is not a guarantee of future results.

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2014, are subject to change and any forecasts made cannot be guaranteed and should not be considered investment advice.

Mutual Fund investing involves risk; principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Historically, the Advisor believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.  Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The Dow Jones Islamic Market U.S. Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The Dow Jones Islamic Market World Index is a global index of companies that meet Islamic investment guidelines.  The selection universe for the Dow Jones Islamic Market World Index includes the components of 57 country-level benchmark indices, each of which covers approximately 95% of the float-adjusted market capitalization of the underlying market.  The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.  The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange.  You cannot invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Forward Earnings are a company's forecasted, or estimated, earnings made by analysts or by the company itself.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/13 - 11/30/13).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/13	11/30/13	6/1/13 - 11/30/13*

Actual	$1,000.00	$1,129.10	$8.11

Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2013 (Unaudited)

IMAN FUND
Total Rate of Return
For the Period November 30, 2003 to November 30, 2013
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2003 and held through November 30, 2013.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2013	Months	Year	Years	Years
Iman Fund	12.91%	26.46%	16.58%	6.37%
Dow Jones Islamic Market USA Index*	11.49%	25.82%	15.28%	7.08%
Russell 3000 Growth Index**	14.28%	30.83%	20.39%	8.00%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7%

	AEROSPACE PRODUCT & PARTS
	MANUFACTURING - 3.6%
6,900	Honeywell International, Inc.	$610,719
23,800	TE Connectivity Ltd. (b)	1,254,736
		1,865,455

	AGRICULTURE, CONSTRUCTION
	& MINING MACHINERY
	MANUFACTURING - 2.5%
6,500	Alamo Group Inc.	381,615
4,300	National Oilwell Varco Inc.	350,450
9,100	The Toro Co.	561,561
		1,293,626

	AIR FREIGHT & LOGISTICS - 0.6%
3,200	United Parcel Service, Inc.
	(UPS) - Class B	327,616

	ANIMAL SLAUGHTERING
	& PROCESSING - 0.6%
4,700	Sanderson Farms, Inc.	321,198

	APPAREL KNITTING MILLS - 0.4%
2,000	Gildan Activewear Inc. (b)	96,940
4,900	Zumiez, Inc. (a)	136,073
		233,013
	AUTOMOTIVE REPAIR
	& MAINTENANCE - 0.2%
1,700	Monro Muffler Brake, Inc.	90,202

	BUILDING MATERIAL
	& SUPPLIES DEALERS - 2.0%
9,600	Fastenal Co.	446,688
7,400	The Home Depot, Inc.	596,958
		1,043,646

	BUSINESS SUPPORT
	SERVICES - 0.4%
5,500	Team, Inc. (a)	225,060

	CHEMICAL & ALLIED PRODUCTS
	MERCHANT WHOLESALERS - 0.8%
4,200	Acuity Brands, Inc.	430,626

	CLOTHING STORES - 0.4%
5,500	ANN INC. (a)	196,185

	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.4%
5,900	Copart, Inc. (a)	203,137

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 2.7%
29,700	Cisco Systems, Inc.	631,125
3,400	Motorola Solutions, Inc.	223,992
7,500	QUALCOMM, Inc.	551,850
		1,406,967

	COMPUTER &
	PERIPHERAL EQUIPMENT
	MANUFACTURING - 4.4%
3,020	Apple Inc.	1,679,331
1,800	International Business
	Machines Corp. (IBM)	323,424
6,200	NetApp, Inc.	255,750
		2,258,505

	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 3.2%
3,600	Accenture PLC - Class A (b)	278,892
5,800	Cerner Corp. (a)	333,326
31,100	Convergys Corp.	638,172
6,900	VeriSign (a)	392,334
		1,642,724

	CUT & SEW APPAREL
	MANUFACTURING - 1.9%
1,800	Carter’s, Inc.	127,206
7,000	Lululemon Athletica Inc. (a)	488,040
4,500	Michael Kors Holdings Ltd. (a)(b)	366,975
		982,221

	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 1.1%
6,100	Acxiom Corp. (a)	203,008
8,500	Red Hat, Inc. (a)	398,225
		601,233

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (CONTINUED)

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 2.0%
1,600	Amazon.com, Inc. (a)	$629,792
6,700	IAC/InterActiveCorp	383,307
		1,013,099

	ELECTRONICS & APPLIANCE
	STORES - 0.5%
9,500	Aaron’s, Inc.	272,080

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.3%
1,300	Cummins, Inc.	172,068

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 2.6%
6,100	C.H. Robinson Worldwide, Inc.	357,643
7,000	FedEx Corp.	970,900
		1,328,543

	FULL-SERVICE
	RESTAURANTS - 0.4%
5,200	AFC Enterprises, Inc. (a)	226,668

	GENERAL FREIGHT
	TRUCKING - 0.6%
16,400	Knight Transportation, Inc.	293,068

	GRAIN & OILSEED
	MILLING - 0.8%
10,500	Unilever NV -
	NY Reg. Shares - ADR (b)	412,230

	GROCERY STORES - 1.1%
8,700	United Natural Foods, Inc. (a)	598,995

	HEALTH & PERSONAL
	CARE STORES - 0.8%
6,300	CVS Caremark Corp.	421,848

	HOUSEHOLD & INSTITUTIONAL
	FURNITURE AND KITCHEN
	CABINET MANUFACTURING - 0.4%
9,900	Pier 1 Imports, Inc.	220,671

	INDUSTRIAL MACHINERY
	MANUFACTURING - 1.1%
31,800	Applied Materials, Inc.	550,140

	INFORMATION SERVICES - 3.2%
1,550	Google Inc. (a)	1,642,365

	INTERNET SERVICES - 0.3%
2,800	eBay Inc. (a)	141,456

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 1.7%
17,200	Salesforce.com, Inc. (a)	895,948

	MEDICAL EQUIPMENT
	& SUPPLIES
	MANUFACTURING - 2.9%
7,500	3M Co.	1,001,325
2,600	Stryker Corp.	193,492
3,400	Zimmer Holdings, Inc.	310,794
		1,505,611

	METAL ORE MINING - 0.8%
4,600	Agnico-Eagle Mines Ltd. (b)	126,684
7,600	Franco-Nevada Corp. (b)	306,660
		433,344

	MOTOR VEHICLE
	BODY & TRAILER
	MANUFACTURING - 1.1%
2,200	CLARCOR Inc.	133,166
5,200	Lear Corp.	431,132
		564,298

	MOTOR VEHICLE PARTS
	MANUFACTURING - 2.8%
19,600	Delphi Automotive PLC (b)	1,147,580
5,200	Sun Hydraulics Corp.	223,444
1,100	WABCO Holdings, Inc. (a)	97,460
		1,468,484

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (CONTINUED)

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 3.5%
2,000	Agilent Technologies, Inc.	$107,140
7,700	ArthroCare Corp. (a)	290,444
4,700	Cyberonics, Inc. (a)	322,984
1,000	Danaher Corp.	74,800
12,000	Masimo Corp.	343,560
5,800	MTS Systems Corp.	404,434
11,600	Rofin-Sinar Technologies, Inc (a)	299,628
		1,842,990

	OFFICE ADMINISTRATIVE
	SERVICES - 0.5%
4,300	Gartner, Inc. (a)	277,995

	OIL & GAS EXTRACTION - 4.1%
1,040	EOG Resources, Inc.	171,600
2,200	Helmerich & Payne, Inc.	169,400
14,800	Imperial Oil Ltd. (b)	637,140
11,900	Occidental Petroleum Corp.	1,130,024
		2,108,164

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 0.6%
4,400	Emerson Electric Co.	294,756

	OTHER FOOD
	MANUFACTURING - 0.7%
5,100	Green Mountain Coffee
	Roasters, Inc. (a)	343,638

	OTHER GENERAL
	MERCHANDISE STORES - 1.1%
4,400	O’Reilly Automotive, Inc. (a)	549,824

	OTHER GENERAL PURPOSE
	MACHINERY MANUFACTURING - 1.2%
3,600	Flowserve Corp.	256,968
4,800	Graco, Inc.	370,704
		627,672

	OTHER INFORMATION
	SERVICES - 1.5%
16,400	Facebook Inc. - Class A (a)	770,964

	OTHER MISCELLANEOUS
	MANUFACTURING - 0.2%
2,200	Pool Corp.	123,288

	OUTPATIENT CARE
	CENTERS - 0.4%
6,700	U.S. Physical Therapy, Inc.	226,192

	PESTICIDE, FERTILIZER &
	OTHER AGRICULTURAL
	CHEMICAL MANUFACTURING - 0.9%
4,000	Monsanto Co.	453,320

	PETROLEUM &
	COAL PRODUCTS
	MANUFACTURING - 2.0%
11,200	Exxon Mobil Corp.	1,046,976

	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 13.3%
5,000	BioMarin Pharmaceutical Inc. (a)	351,900
5,400	Bristol-Myers Squibb Co.	277,452
11,100	Forest Laboratories, Inc. (a)	569,541
16,600	Gilead Sciences, Inc. (a)	1,241,846
2,000	IDEXX Laboratories, Inc. (a)	208,320
11,200	Johnson & Johnson	1,060,192
1,500	Mead Johnson Nutrition Co.	126,765
20,500	Novartis AG - ADR (b)	1,621,960
700	Novo Nordisk A/S - ADR (b)	125,111
11,100	Sanofi - ADR (b)	586,413
2,800	Techne Corp.	239,512
7,000	Vertex Pharmaceuticals Inc. (a)	485,940
		6,894,952

	POULTRY & EGG
	PRODUCTION - 0.7%
6,300	Cal-Maine Foods, Inc.	346,185

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (CONTINUED)

	PROFESSIONAL &
	COMMERCIAL EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 0.5%
2,300	Henry Schein, Inc. (a)	$262,200

	PULP, PAPER &
	PAPERBOARD MILLS - 0.6%
5,900	Schweitzer-Mauduit
	International, Inc.	304,499

	RAIL TRANSPORTATION - 0.5%
1,500	Union Pacific Corp.	243,060

	SCIENTIFIC RESEARCH &
	DEVELOPMENT
	SERVICES - 3.0%
3,900	Alexion Pharmaceuticals, Inc. (a)	485,550
5,300	Babcock & Wilcox Co.	172,091
1,500	Biogen Idec Inc. (a)	436,455
3,200	Covance, Inc. (a)	270,016
4,200	Incyte Corp. (a)	195,720
		1,559,832

	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 0.9%
20,500	Intel Corp.	488,720

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 5.9%
3,400	Cavium, Inc. (a)	123,080
11,100	Cirrus Logic, Inc. (a)	223,998
9,700	Cree, Inc. (a)	541,260
18,000	Daktronics, Inc.	275,400
15,600	JDS Uniphase Corp. (a)	189,384
4,400	Microchip Technology Inc.	190,476
26,100	NVIDIA Corp.	407,160
13,400	Texas Instruments Inc.	576,200
9,900	Tyco International Ltd. (b)	377,586
3,600	Xilinx, Inc.	159,948
		3,064,492

	SOFTWARE PUBLISHERS - 4.0%
11,000	Aspen Technology, Inc. (a)	434,830
3,300	Manhattan Associates, Inc. (a)	396,858
25,200	Microsoft Corp.	960,876
8,200	Oracle Corp.	289,378
		2,081,942

	SPORTING GOODS, HOBBY
	& MUSICAL INSTRUMENT
	STORES - 0.6%
4,700	Hibbett Sports, Inc. (a)	303,479

	SUPPORT ACTIVITIES FOR
	CROP PRODUCTION - 0.7%
13,100	Fresh Del Monte Produce Inc. (b)	366,931

	SUPPORT ACTIVITIES
	FOR MINING - 2.6%
8,600	Halliburton Co.	453,048
18,700	RPC, Inc.	330,429
6,200	Schlumberger Ltd. (b)	548,204
		1,331,681

	TEXTILE, APPAREL &
	LUXURY GOODS - 0.2%
1,200	NIKE, Inc. - Class B	94,968

	VENTILATION, HEATING,
	AIR-CONDITIONING &
	COMMERCIAL REFRIGERATION
	EQUIPMENT MANUFACTURING - 0.9%
10,900	Donaldson Co., Inc.	454,857
	TOTAL COMMON STOCKS
	(Cost $42,841,847)	51,745,907
	Total Investments
	(Cost ($42,841,847) - 99.7%	51,745,907
	Other Assets in
	Excess of Liabilities - 0.3%	159,090
	TOTAL NET ASSETS - 100.0%	$51,904,997

ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $42,841,847)	$51,745,907
Cash	138,993
Receivable for capital shares sold	68,195
Income receivable	73,015
Other assets	13,561
Total Assets	52,039,671

Liabilities:
Payable to Advisor (Note 3)	41,002
Payable for capital shares redeemed	3,035
Payable for Trustee fees	20,251
Payable for professional fees	22,790
Accrued expenses and other liabilities	47,596
Total Liabilities	134,674
Net Assets	$51,904,997

Net assets consist of:
Paid-in capital	$40,281,891
Accumulated net investment loss	(223,343)
Accumulated net realized gain on investments	2,942,389
Net unrealized appreciation on investments	8,904,060
Net Assets	$51,904,997

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,599,978
Net asset value, redemption price and offering price per share	$11.28

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2013 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $2,129)	$288,569
Total investment income	288,569

Expenses:
Advisory fees (Note 3)	239,806
Legal fees	26,600
Administration fees	23,595
Transfer agent fees and expenses	21,397
Fund accounting fees	17,662
Trustees’ fees and related expenses	11,289
Federal and state registration fees	8,297
Audit fees	6,804
Reports to shareholders	5,696
Custody fees	2,926
Other expenses	613
Total expenses	364,685
Net investment loss	(76,116)

Realized and unrealized gain on investments:
Net realized gain from security transactions	2,482,495
Change in net unrealized appreciation/depreciation on investments	3,552,365
Realized and unrealized gain on investments	6,034,860
Net increase in net assets from operations	$5,958,744

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013
From operations:
Net investment loss	$(76,116)	$(144,211)
Net realized gain on Investments	2,482,495	2,994,853
Change in net unrealized appreciation/depreciation on Investments	3,552,365	4,371,070
Net increase in net assets from operations	5,958,744	7,221,712

From capital share transactions:
Proceeds from sale of shares	2,333,098	5,293,558
Payments for shares redeemed	(1,593,515)	(3,431,560)
Net increase in net assets from capital share transactions	739,583	1,861,998

Total increase in net assets	6,698,327	9,083,710

Net assets:
Beginning of period	45,206,670	36,122,960
End of period	$51,904,997	$45,206,670

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2013		Year Ended May 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.99		$8.35	$8.97	$6.91	$5.92	$9.70
Income (loss) from
investment operations:
Net investment loss(1)	(0.02)		(0.03)	(0.05)	(0.05)	(0.02)	(0.02)
Net realized and unrealized
gains (losses) on investments	1.31		1.67	(0.57)	2.11	1.01	(3.57)
Total from investment operations	1.29		1.64	(0.62)	2.06	0.99	(3.59)
Less distributions paid:
From net realized gain on investments	—		—	—	—	—	(0.19)
Total distributions paid	—		—	—	—	—	(0.19)
Net asset value, end of period	$11.28		$9.99	$8.35	$8.97	$6.91	$5.92
Total return	12.91	%(3)	19.64%	(6.91)%	29.81%	16.72%	(36.86)%
Net assets at end of period (000’s)	$51,905		$45,207	$36,123	$34,912	$27,713	$24,717
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.52	%(4)	1.59%	1.74%	1.75%	1.71%	1.72%
After waiver and
expense reimbursement	1.52	%(4)	1.59%	1.74%	1.75%	1.71%	1.72	%(2)
Ratio of net investment
loss to average net assets:
Before expense reimbursement	(0.32	)%(4)	(0.36)%	(0.65)%	(0.65)%	(0.23)%	(0.33)%
After expense reimbursement	(0.32	)%(4)	(0.36)%	(0.65)%	(0.65)%	(0.23)%	(0.33	)%(2)
Portfolio turnover rate	69.0	%(3)	109.5%	96.9%	169.3%	177.5%	108.7%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

1.Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2013.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2013

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2013 (Unaudited)

markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable.  The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace.  The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations.  During these periods, the availability of prices and inputs may be reduced for many investments.  This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.  These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,745,907	$—	$—	$51,745,907
Total*	$51,745,907	$—	$—	$51,745,907

*	Additionalinformation regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the six months ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2010 through May 31, 2013.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2013 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.  At May 31, 2013, the Fund had no accumulated net realized capital loss carryforwards.  For the year ended May 31, 2013, the Fund utilized prior years’ capital losses in the amount of $2,017,271.

As of May 31, 2013, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$39,672,187
Gross tax unrealized appreciation	$6,158,308
Gross tax unrealized depreciation	(825,382)
Net tax unrealized appreciation	$5,332,926
Undistributed ordinary income	—
Undistributed long-term capital gain	476,198
Total distributable earnings	$476,198
Other accumulated losses	(144,762)
Total accumulated gain	$5,664,362

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  The Fund deferred, on a tax basis, a post-December late-year loss of $144,762 for the fiscal year ended May 31, 2013.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the six months ended November 30, 2013 or the year ended May 31, 2013.

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11.  Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS.  This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).  Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c).  The effective date of the ASU is for interim and

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2013 (Unaudited)

annual periods beginning on or after January 1, 2013.  There is no impact of the ASU on the financial statements of the Fund for the six months ended November 30, 2013.

Subsequent Events:  In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2013 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

3.Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

Effective October 1, 2006 through September 30, 2008, the Advisor contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.  Effective October 1, 2008, the Expense Waiver Agreement is no longer in place.

For the six months ended November 30, 2013, the Fund had advisory expenses of $239,806 and at November 30, 2013, the Fund had $41,002 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

4.Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2013, were as follows:

	Amount	Shares
Shares sold	$2,333,098	226,959
Shares redeemed	(1,593,515)	(153,213)
Net increase	$739,583	73,746

Shares Outstanding
Beginning of period		4,526,232
End of period		4,599,978

Capital Share Transactions of the Fund for the year ended May 31, 2013, were as follows:

	Amount	Shares
Shares sold	$5,293,558	576,444
Shares redeemed	(3,431,560)	(375,071)
Net increase	$1,861,998	201,373

Shares Outstanding
Beginning of period		4,324,859
End of period		4,526,232

5.Securities Transactions

During the six months ended November 30, 2013, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $18,507,435 and $17,700,882, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2013, the North American Islamic Trust (“NAIT”) held 65.7% of the Fund. NAIT is the parent company of the Advisor.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Cleveland, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By                                    /s/Bassam Osman
Bassam Osman, President

Date     February 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                                    /s/Bassam Osman
Bassam Osman, President

Date     February 7, 2014

By                                    /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date     February 7, 2014